ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Kheoba Corp. (“the Company,” “we,” “our”) was incorporated in the State of Nevada on July 27, 2021. We are a development-stage company focused on software development and the travel industry.

During the reporting period, the Company underwent significant organizational changes. These changes include the transition of directorship from Mr. Gaga Gvenetadze to Mr. Ka Miew Hon, and the associated adjustments in operational premises and commitments. This change did not affect our development-stage status or operational focus but introduced a new marketing strategy and administrative structure.

As part of its expansion strategy, the Company incorporated the following wholly-owned subsidiaries in 2025:

KHOB PTE. LTD., a private company limited by shares incorporated in Singapore on February 25, 2025, was established to support software development and facilitate regional market access in Southeast Asia, particularly through tailored platform solutions for the tourism industry and small and medium-sized enterprises (SMEs).

KHOB LIMITED, a private company limited by shares incorporated in Hong Kong on March 18, 2025, primarily serving as an Asia-Pacific administrative and operational hub.

Easy Smart Tech Limited, a private limited company incorporated in Hong Kong on April 29, 2025, established to support additional operational activities and strategic initiatives in the region.

The accompanying unaudited condensed consolidated financial statements include the accounts of Kheoba Corp. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Kheoba Corp. (referred as the “Company”, “we”, “our”) was Incorporated in the State of Nevada and established on July 27, 2021. The Company is developing in software development and travel industry. We are offering group adventures in Georgia, Caucasus mountains region and Tenerife, Spain. We intend to develop and provide an online platform for private and group adventures in Georgia, Caucasus mountains region and Tenerife, Spain. We have launched two websites: https://georgiahikewinetours.com/ and https://tenerifesurfwinetours.com/ to promote our activity. Additionally, we have launched our website (kheoba.com). It is tailored for perspective Kheoba guides.